Note 4 - Significant Accounting Policies - Useful Lives of Property, Plant, and Equipment (Details)	12 Months Ended
Mar. 31, 2020
Installed assets - water filtration [member] | Top of range [member]
Statement Line Items [Line Items]
Useful life (Year)	7 years
Fixtures and fittings [member]
Statement Line Items [Line Items]
Depreciations method	Declining balance
Depreciation rate	20.00%
Office equipment [member]
Statement Line Items [Line Items]
Depreciations method	Declining balance
Depreciation rate	20.00%
Computer equipment [member]
Statement Line Items [Line Items]
Depreciations method	Declining balance
Depreciation rate	30.00%
Leasehold improvements [member]
Statement Line Items [Line Items]
Depreciations method	Straight-line
Premise assets [member] | Bottom of range [member]
Statement Line Items [Line Items]
Useful life (Year)	4 years
Depreciations method	Straight-line